Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing fees, accumulated amortization	$ 4,956	$ 3,632